RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended	19 Months Ended
	Dec. 31, 2022	Jul. 31, 2025	Jul. 31, 2024	Dec. 31, 2023	Nov. 17, 2022
Richard Carey [Member]
Related Party Transaction [Line Items]
[custom:NotePayableRelatedParty-0]					$ 42,000
Anthony Anish [Member]
Related Party Transaction [Line Items]
[custom:NotePayableRelatedParty-0]				$ 37,910
[custom:AccountsPayableRelatedParty-0]				12,318
Themis Caldwell [Member]
Related Party Transaction [Line Items]
[custom:NotePayableRelatedParty-0]				$ 18,709
Richard Carey [Member]
Related Party Transaction [Line Items]
Annual base salary	$ 180,000	$ 270,000	$ 240,000
Anthony Anish [Member]
Related Party Transaction [Line Items]
Annual base salary	$ 120,000	$ 210,000	$ 180,000